John Hancock

Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 41.0% (Cost $6,744,156,730)				$7,008,593,546
U.S. Government 17.2%				2,932,481,822

U.S. Treasury
Bond	2.750	11-15-42	349,385,000	403,498,731
Bond	2.875	05-15-49	894,964,000	1,078,396,663
Bond	3.000	02-15-47	197,535,000	241,440,239
Note	1.625	08-15-29	846,864,000	856,490,464
Note (A)	1.750	07-31-24	297,606,000	302,593,225
Note	2.125	05-31-26	48,000,000	50,062,500
U.S. Government Agency 23.8%				4,076,111,724

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	07-01-32	79,247,908	82,042,411
30 Yr Pass Thru	3.000	03-01-43	5,788,124	6,044,814
30 Yr Pass Thru	3.000	04-01-43	6,878,637	7,112,753
30 Yr Pass Thru	3.000	06-01-43	2,345,689	2,432,123
30 Yr Pass Thru	3.000	12-01-45	24,232,281	25,193,338
30 Yr Pass Thru	3.000	05-01-46	4,358,643	4,530,146
30 Yr Pass Thru	3.000	10-01-46	8,236,949	8,553,332
30 Yr Pass Thru	3.000	10-01-46	8,750,456	9,030,778
30 Yr Pass Thru	3.000	10-01-46	14,576,962	15,095,869
30 Yr Pass Thru	3.000	10-01-46	99,794,476	103,658,788
30 Yr Pass Thru	3.000	11-01-46	17,952,423	18,585,877
30 Yr Pass Thru	3.000	12-01-46	85,436,430	88,237,480
30 Yr Pass Thru	3.000	12-01-46	17,402,397	18,081,703
30 Yr Pass Thru	3.000	04-01-47	50,033,769	51,799,220
30 Yr Pass Thru	3.500	02-01-41	15,476,104	16,290,434
30 Yr Pass Thru	3.500	01-01-42	1,569,357	1,661,252
30 Yr Pass Thru	3.500	05-01-42	1,400,812	1,475,396
30 Yr Pass Thru	3.500	06-01-42	5,844,956	6,156,162
30 Yr Pass Thru	3.500	08-01-42	1,533,382	1,615,025
30 Yr Pass Thru	3.500	09-01-42	1,924,799	2,021,868
30 Yr Pass Thru	3.500	04-01-44	6,803,168	7,227,046
30 Yr Pass Thru	3.500	05-01-45	15,754,475	16,593,299
30 Yr Pass Thru	3.500	01-01-46	1,951,637	2,054,939
30 Yr Pass Thru	3.500	08-01-46	81,726,054	86,205,141
30 Yr Pass Thru	3.500	09-01-46	21,804,968	22,884,174
30 Yr Pass Thru	3.500	09-01-46	11,414,207	11,897,098
30 Yr Pass Thru	3.500	10-01-46	4,672,403	4,870,074
30 Yr Pass Thru	3.500	10-01-46	29,860,027	31,384,564
30 Yr Pass Thru	3.500	11-01-46	10,303,827	10,807,360
30 Yr Pass Thru	3.500	11-01-46	10,063,827	10,580,792
30 Yr Pass Thru	3.500	12-01-46	17,011,335	17,906,448
30 Yr Pass Thru	3.500	01-01-47	9,667,375	10,185,122
30 Yr Pass Thru	3.500	02-01-47	17,120,569	17,844,874
30 Yr Pass Thru	3.500	04-01-47	17,962,728	18,924,742
30 Yr Pass Thru	3.500	09-01-47	54,905,016	57,708,252
30 Yr Pass Thru	3.500	11-01-47	47,013,295	48,787,746
30 Yr Pass Thru	3.500	11-01-47	15,996,039	16,621,781
30 Yr Pass Thru	3.500	11-01-47	25,410,153	26,294,581
30 Yr Pass Thru	3.500	06-01-49	57,028,410	59,339,869
30 Yr Pass Thru	4.000	01-01-41	15,541,589	16,622,560
30 Yr Pass Thru	4.000	03-01-42	7,726,721	8,247,239
30 Yr Pass Thru	4.000	11-01-43	4,953,220	5,276,063

2 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-44	2,045,991	$2,186,378
30 Yr Pass Thru	4.000	07-01-45	22,812,044	24,498,502
30 Yr Pass Thru	4.000	01-01-47	14,539,160	15,609,474
30 Yr Pass Thru	4.000	03-01-47	60,890,064	64,763,640
30 Yr Pass Thru	4.000	03-01-47	18,218,711	19,108,983
30 Yr Pass Thru	4.000	04-01-47	26,229,829	27,616,493
30 Yr Pass Thru	4.000	05-01-47	19,923,667	20,976,950
30 Yr Pass Thru	4.000	10-01-47	34,805,867	36,602,403
30 Yr Pass Thru	4.000	11-01-47	26,437,810	27,681,799
30 Yr Pass Thru	4.000	03-01-48	14,131,612	14,816,867
30 Yr Pass Thru	4.000	07-01-48	59,287,771	63,022,361
30 Yr Pass Thru	4.000	08-01-48	37,325,956	39,607,165
30 Yr Pass Thru	4.500	11-01-39	2,137,055	2,314,251
30 Yr Pass Thru	4.500	02-01-41	3,581,919	3,872,201
30 Yr Pass Thru	4.500	03-01-41	2,247,289	2,437,839
30 Yr Pass Thru	4.500	09-01-41	1,442,155	1,558,127
30 Yr Pass Thru	4.500	10-01-41	1,715,454	1,848,043
30 Yr Pass Thru	4.500	06-01-47	20,826,099	22,168,931
30 Yr Pass Thru	5.000	03-01-41	1,035,716	1,132,595
30 Yr Pass Thru	5.500	05-01-38	212,871	238,756
30 Yr Pass Thru	5.500	11-01-39	4,390,505	4,900,145
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	3,818,606	3,926,415
15 Yr Pass Thru	3.000	09-01-32	52,889,339	54,729,624
15 Yr Pass Thru	3.500	06-01-34	5,038,615	5,261,981
15 Yr Pass Thru	4.000	12-01-24	1,554,413	1,622,018
30 Yr Pass Thru (B)	3.000	TBA	27,915,000	28,453,673
30 Yr Pass Thru	3.000	07-01-42	4,614,093	4,796,192
30 Yr Pass Thru	3.000	10-01-42	8,862,737	9,148,811
30 Yr Pass Thru	3.000	10-01-42	4,436,021	4,579,209
30 Yr Pass Thru	3.000	12-01-42	2,085,057	2,159,527
30 Yr Pass Thru	3.000	01-01-43	1,538,371	1,589,950
30 Yr Pass Thru	3.000	03-01-43	1,642,468	1,714,475
30 Yr Pass Thru	3.000	04-01-43	2,645,310	2,740,616
30 Yr Pass Thru	3.000	05-01-43	2,315,395	2,416,904
30 Yr Pass Thru	3.000	06-01-43	2,354,378	2,431,844
30 Yr Pass Thru	3.000	07-01-43	26,265,228	27,326,429
30 Yr Pass Thru	3.000	08-01-46	57,027,629	59,028,775
30 Yr Pass Thru	3.000	08-01-46	42,402,031	43,889,952
30 Yr Pass Thru	3.000	09-01-46	5,670,628	5,849,413
30 Yr Pass Thru	3.000	10-01-46	4,271,647	4,406,325
30 Yr Pass Thru	3.000	01-01-47	33,494,760	34,659,651
30 Yr Pass Thru	3.000	02-01-47	17,799,106	18,484,875
30 Yr Pass Thru	3.000	10-01-47	39,627,289	41,005,458
30 Yr Pass Thru	3.000	11-01-47	46,367,551	47,994,625
30 Yr Pass Thru	3.000	11-01-48	159,131,099	163,422,197
30 Yr Pass Thru	3.000	07-01-49	57,167,309	58,262,252
30 Yr Pass Thru	3.500	11-01-40	3,312,127	3,484,670
30 Yr Pass Thru	3.500	06-01-42	3,190,325	3,358,517
30 Yr Pass Thru	3.500	06-01-42	289,275	304,526
30 Yr Pass Thru	3.500	08-01-42	5,883,630	6,193,810
30 Yr Pass Thru	3.500	01-01-43	2,599,414	2,725,080
30 Yr Pass Thru	3.500	02-01-43	823,612	874,496
30 Yr Pass Thru	3.500	05-01-43	1,523,168	1,612,037

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-43	19,671,680	$20,751,787
30 Yr Pass Thru	3.500	07-01-43	1,537,185	1,632,155
30 Yr Pass Thru	3.500	07-01-43	5,707,291	6,020,659
30 Yr Pass Thru	3.500	07-01-43	5,909,602	6,234,079
30 Yr Pass Thru	3.500	01-01-45	4,749,788	5,026,910
30 Yr Pass Thru	3.500	04-01-45	15,852,800	16,688,547
30 Yr Pass Thru	3.500	04-01-45	4,195,097	4,416,259
30 Yr Pass Thru	3.500	04-01-45	17,288,511	18,199,947
30 Yr Pass Thru	3.500	08-01-45	21,574,451	22,705,096
30 Yr Pass Thru	3.500	01-01-46	40,909,883	43,271,168
30 Yr Pass Thru	3.500	02-01-46	30,048,060	31,284,739
30 Yr Pass Thru	3.500	07-01-46	36,689,869	38,119,644
30 Yr Pass Thru	3.500	07-01-46	11,109,763	11,653,800
30 Yr Pass Thru	3.500	08-01-46	41,868,128	44,023,047
30 Yr Pass Thru	3.500	02-01-47	47,627,730	50,049,323
30 Yr Pass Thru	3.500	03-01-47	52,423,866	55,203,992
30 Yr Pass Thru	3.500	05-01-47	34,852,904	36,744,779
30 Yr Pass Thru	3.500	07-01-47	65,980,099	69,479,136
30 Yr Pass Thru	3.500	08-01-47	50,973,509	53,628,933
30 Yr Pass Thru	3.500	09-01-47	13,665,623	14,129,833
30 Yr Pass Thru	3.500	11-01-47	63,424,179	66,609,290
30 Yr Pass Thru	3.500	11-01-47	9,359,459	9,677,392
30 Yr Pass Thru	3.500	12-01-47	32,148,489	33,672,543
30 Yr Pass Thru	3.500	01-01-48	54,636,493	57,226,629
30 Yr Pass Thru	3.500	03-01-48	10,584,995	11,172,797
30 Yr Pass Thru	3.500	03-01-48	44,893,186	46,362,055
30 Yr Pass Thru	3.500	06-01-48	26,734,565	28,077,154
30 Yr Pass Thru	3.500	03-01-49	8,396,454	8,794,502
30 Yr Pass Thru	3.500	06-01-49	58,495,581	61,140,704
30 Yr Pass Thru	3.500	06-01-49	28,869,075	29,687,346
30 Yr Pass Thru	3.500	07-01-49	27,299,847	28,227,201
30 Yr Pass Thru	3.500	07-01-49	105,732,905	109,324,567
30 Yr Pass Thru	4.000	09-01-40	7,513,214	8,031,904
30 Yr Pass Thru	4.000	09-01-40	11,195,059	11,967,933
30 Yr Pass Thru	4.000	11-01-40	2,734,080	2,922,833
30 Yr Pass Thru	4.000	12-01-40	1,554,734	1,662,069
30 Yr Pass Thru	4.000	12-01-40	4,482,993	4,792,486
30 Yr Pass Thru	4.000	01-01-41	4,610,546	4,928,845
30 Yr Pass Thru	4.000	01-01-41	1,863,072	1,991,693
30 Yr Pass Thru	4.000	02-01-41	2,001,061	2,139,209
30 Yr Pass Thru	4.000	09-01-41	8,739,340	9,339,948
30 Yr Pass Thru	4.000	09-01-41	2,316,812	2,489,790
30 Yr Pass Thru	4.000	09-01-41	3,841,094	4,156,686
30 Yr Pass Thru	4.000	10-01-41	2,142,028	2,301,287
30 Yr Pass Thru	4.000	10-01-41	1,591,330	1,701,190
30 Yr Pass Thru	4.000	10-01-41	2,723,734	2,910,921
30 Yr Pass Thru	4.000	01-01-42	3,496,499	3,756,462
30 Yr Pass Thru	4.000	03-01-42	1,799,173	1,922,821
30 Yr Pass Thru	4.000	05-01-42	6,702,255	7,150,299
30 Yr Pass Thru	4.000	07-01-42	434,637	466,817
30 Yr Pass Thru	4.000	09-01-43	8,313,862	9,059,301
30 Yr Pass Thru	4.000	10-01-43	9,272,636	10,046,086
30 Yr Pass Thru	4.000	10-01-43	3,888,541	4,171,576
30 Yr Pass Thru	4.000	01-01-44	6,358,205	6,886,569

4 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	12-01-45	21,571,944	$23,014,020
30 Yr Pass Thru	4.000	02-01-46	13,975,763	14,674,197
30 Yr Pass Thru	4.000	04-01-46	14,248,610	14,960,678
30 Yr Pass Thru	4.000	06-01-46	10,024,646	10,516,226
30 Yr Pass Thru	4.000	07-01-46	24,033,820	25,212,368
30 Yr Pass Thru	4.000	10-01-46	5,606,553	5,881,482
30 Yr Pass Thru	4.000	01-01-47	18,137,055	19,131,866
30 Yr Pass Thru	4.000	03-01-47	28,979,420	30,808,010
30 Yr Pass Thru	4.000	04-01-47	25,035,275	26,405,320
30 Yr Pass Thru	4.000	08-01-47	39,187,099	41,010,753
30 Yr Pass Thru	4.000	11-01-47	8,974,974	9,407,788
30 Yr Pass Thru	4.000	12-01-47	15,738,126	16,750,868
30 Yr Pass Thru	4.000	12-01-47	14,878,550	15,570,955
30 Yr Pass Thru	4.000	04-01-48	81,992,610	87,217,556
30 Yr Pass Thru	4.000	07-01-48	30,908,652	32,356,710
30 Yr Pass Thru	4.000	09-01-48	52,145,626	55,354,517
30 Yr Pass Thru	4.000	10-01-48	51,292,238	54,448,614
30 Yr Pass Thru	4.000	10-01-48	30,993,574	32,862,087
30 Yr Pass Thru	4.000	10-01-48	36,422,491	38,663,825
30 Yr Pass Thru	4.000	01-01-49	26,666,750	28,009,826
30 Yr Pass Thru	4.000	02-01-49	37,367,894	39,249,935
30 Yr Pass Thru	4.500	11-01-39	4,420,311	4,784,479
30 Yr Pass Thru	4.500	08-01-40	3,284,119	3,551,603
30 Yr Pass Thru	4.500	08-01-40	2,012,685	2,176,613
30 Yr Pass Thru	4.500	02-01-41	7,412,529	8,009,313
30 Yr Pass Thru	4.500	05-01-41	4,317,435	4,669,080
30 Yr Pass Thru	4.500	05-01-41	5,034,531	5,441,435
30 Yr Pass Thru	4.500	06-01-41	6,441,575	6,958,175
30 Yr Pass Thru	4.500	07-01-41	4,747,740	5,128,498
30 Yr Pass Thru	4.500	08-01-41	3,198,545	3,455,061
30 Yr Pass Thru	4.500	05-01-42	7,133,458	7,705,545
30 Yr Pass Thru	4.500	11-01-42	4,762,055	5,179,676
30 Yr Pass Thru	4.500	01-01-43	1,421,406	1,534,955
30 Yr Pass Thru	4.500	10-01-45	16,347,927	17,372,904
30 Yr Pass Thru	4.500	05-01-46	9,870,712	10,480,329
30 Yr Pass Thru	4.500	04-01-48	1,740,309	1,859,756
30 Yr Pass Thru	4.500	04-01-48	17,209,256	18,261,347
30 Yr Pass Thru	4.500	05-01-48	49,742,548	53,156,637
30 Yr Pass Thru	4.500	06-01-48	54,546,061	58,272,795
30 Yr Pass Thru	4.500	06-01-48	44,097,950	47,386,453
30 Yr Pass Thru (6 month LIBOR + 2.122%) (C)	4.747	07-01-33	395	413
30 Yr Pass Thru	5.000	03-01-34	1,120,217	1,221,988
30 Yr Pass Thru	5.000	12-01-34	4,869	5,318
30 Yr Pass Thru	5.000	02-01-36	1,476,228	1,620,732
30 Yr Pass Thru	5.000	11-01-36	276,918	304,171
30 Yr Pass Thru	5.000	08-01-40	3,091,620	3,383,943
30 Yr Pass Thru	5.000	09-01-40	853,981	934,727
30 Yr Pass Thru	5.000	09-01-40	2,419,276	2,648,027
30 Yr Pass Thru	5.000	02-01-41	1,889,594	2,065,309
30 Yr Pass Thru	5.000	03-01-41	1,997,183	2,182,904
30 Yr Pass Thru	5.000	04-01-41	1,451,874	1,619,099
30 Yr Pass Thru	5.000	07-01-42	1,832,130	2,005,364
30 Yr Pass Thru	5.500	12-01-34	62,733	69,384
30 Yr Pass Thru	6.500	01-01-39	1,430,706	1,646,646

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	132	$152
30 Yr Pass Thru	7.000	09-01-31	132	151
30 Yr Pass Thru	7.000	09-01-31	2,279	2,620
30 Yr Pass Thru	7.000	01-01-32	94	109
30 Yr Pass Thru	7.000	05-01-32	120	139
30 Yr Pass Thru	7.000	06-01-32	108	124
30 Yr Pass Thru	7.500	09-01-29	67	77
30 Yr Pass Thru	7.500	12-01-29	69	79
30 Yr Pass Thru	7.500	12-01-30	15	17
30 Yr Pass Thru	7.500	01-01-31	29	34
30 Yr Pass Thru	7.500	05-01-31	342	396
30 Yr Pass Thru	7.500	08-01-31	124	139
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,019,069	2,158,687
30 Yr Pass Thru	5.000	04-15-35	3,859	4,222
30 Yr Pass Thru	5.000	04-15-35	1,889	2,065
30 Yr Pass Thru	5.500	03-15-35	4,454	4,945
30 Yr Pass Thru	6.000	03-15-33	2,452	2,751
30 Yr Pass Thru	6.000	06-15-33	948	1,059
30 Yr Pass Thru	6.500	09-15-28	360	398
30 Yr Pass Thru	6.500	09-15-29	173	192
30 Yr Pass Thru	6.500	08-15-31	297	334
30 Yr Pass Thru	7.000	04-15-29	743	838
30 Yr Pass Thru	8.000	10-15-26	373	415
Foreign government obligations 0.5% (Cost $90,254,937)				$82,818,501
Argentina 0.1%				9,714,445

Provincia de Buenos Aires
Bond (D)	7.875	06-15-27	11,125,000	3,560,000
Republic of Argentina
Bond	5.875	01-11-28	16,522,000	6,154,445
Qatar 0.2%				36,699,390

State of Qatar
Bond (D)	3.375	03-14-24	20,619,000	21,810,490
Bond (D)	5.103	04-23-48	11,175,000	14,888,900
Saudi Arabia 0.2%				36,404,666

Kingdom of Saudi Arabia
Bond (D)	4.375	04-16-29	31,580,000	36,404,666
Corporate bonds 41.9% (Cost $6,852,376,330)				$7,164,819,478
Communication services 5.0%				856,520,560

Diversified telecommunication services 1.7%
AT&T, Inc.	3.400	05-15-25	32,245,000	33,867,657
AT&T, Inc.	3.800	02-15-27	16,101,000	17,190,977
C&W Senior Financing DAC (D)	6.875	09-15-27	15,850,000	16,878,507
Cincinnati Bell, Inc. (A)(D)	7.000	07-15-24	20,942,000	19,109,575
GCI LLC (D)	6.625	06-15-24	7,997,000	8,536,798
GCI LLC	6.875	04-15-25	12,178,000	12,786,900
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	12,325,000	12,002,826
Radiate Holdco LLC (D)	6.625	02-15-25	13,295,000	13,195,288
Radiate Holdco LLC (A)(D)	6.875	02-15-23	4,594,000	4,685,880
Telecom Argentina SA (A)(D)	6.500	06-15-21	9,120,000	7,981,003
Telecom Argentina SA (D)	8.000	07-18-26	10,858,000	8,632,110

6 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telecom Italia Capital SA	7.200	07-18-36	19,655,000	$21,915,325
Telecom Italia SpA (D)	5.303	05-30-24	14,870,000	15,910,900
UPC Holding BV (D)	5.500	01-15-28	9,461,000	9,863,093
UPCB Finance IV, Ltd. (D)	5.375	01-15-25	2,320,000	2,387,860
Verizon Communications, Inc.	4.400	11-01-34	16,224,000	18,793,826
Verizon Communications, Inc.	4.672	03-15-55	15,015,000	18,493,705
Verizon Communications, Inc.	4.862	08-21-46	36,429,000	45,362,094
Entertainment 0.5%
Activision Blizzard, Inc.	3.400	09-15-26	9,978,000	10,521,243
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	8,795,000	9,146,800
Netflix, Inc.	4.875	04-15-28	14,065,000	14,715,506
Netflix, Inc. (D)	5.375	11-15-29	5,283,000	5,745,263
Netflix, Inc.	5.875	11-15-28	23,110,000	25,854,313
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (A)	6.250	02-28-57	15,108,000	16,259,985
Media 2.2%
Altice Financing SA (D)	6.625	02-15-23	11,370,000	11,725,313
Altice Luxembourg SA (D)	10.500	05-15-27	4,417,000	4,803,488
Cablevision Systems Corp.	5.875	09-15-22	11,355,000	12,146,444
CBS Corp.	3.375	03-01-22	7,360,000	7,560,687
CBS Corp.	3.700	08-15-24	12,060,000	12,750,863
Cengage Learning, Inc. (A)(D)	9.500	06-15-24	11,485,000	10,623,625
Charter Communications Operating LLC	4.200	03-15-28	33,590,000	35,749,653
Charter Communications Operating LLC	5.750	04-01-48	36,527,000	42,616,079
Charter Communications Operating LLC	6.484	10-23-45	31,930,000	39,482,746
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	15,643,000	15,981,984
CSC Holdings LLC (D)	5.375	02-01-28	7,545,000	8,056,249
CSC Holdings LLC (D)	5.500	04-15-27	9,225,000	9,870,750
CSC Holdings LLC (D)	5.750	01-15-30	11,119,000	11,633,254
CSC Holdings LLC (D)	7.500	04-01-28	11,570,000	13,016,250
McGraw-Hill Global Education Holdings LLC (A)(D)	7.875	05-15-24	10,220,000	9,198,000
MDC Partners, Inc. (A)(D)	6.500	05-01-24	22,212,000	20,212,920
Myriad International Holdings BV (D)	4.850	07-06-27	4,575,000	5,189,332
Myriad International Holdings BV (D)	5.500	07-21-25	19,530,000	22,235,414
National CineMedia LLC	6.000	04-15-22	5,671,000	5,720,621
Sirius XM Radio, Inc. (D)	5.000	08-01-27	28,554,000	30,124,470
Sirius XM Radio, Inc. (D)	5.375	07-15-26	15,345,000	16,208,156
Tribune Media Company (A)	5.875	07-15-22	14,925,000	15,144,248
WMG Acquisition Corp. (D)	4.875	11-01-24	6,551,000	6,763,908
WMG Acquisition Corp. (D)	5.500	04-15-26	9,627,000	10,084,283
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	3.849	04-15-23	15,526,000	16,368,267
Comunicaciones Celulares SA (D)	6.875	02-06-24	8,530,000	8,817,888
Millicom International Cellular SA (A)(D)	5.125	01-15-28	4,100,000	4,253,750
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	12,421,000	12,604,397
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	12,450,000	12,525,143
Sprint Corp.	7.875	09-15-23	15,146,000	17,039,250
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	6,691,000	7,100,824
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	27,478,000	31,074,870
Consumer discretionary 3.4%				590,563,374

Auto components 0.1%
Lear Corp.	5.250	01-15-25	14,704,000	15,218,793

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 1.4%
Daimler Finance North America LLC (D)	3.750	11-05-21	24,636,000	$25,362,385
Ford Motor Credit Company LLC	3.336	03-18-21	14,190,000	14,282,678
Ford Motor Credit Company LLC	3.813	10-12-21	38,080,000	38,718,038
Ford Motor Credit Company LLC	5.875	08-02-21	40,025,000	42,130,634
General Motors Company	4.875	10-02-23	31,134,000	33,490,876
General Motors Financial Company, Inc.	3.550	04-09-21	18,491,000	18,800,588
General Motors Financial Company, Inc.	4.000	01-15-25	24,494,000	25,212,043
General Motors Financial Company, Inc.	4.300	07-13-25	22,335,000	23,318,019
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	4,032,000	4,122,720
Mclaren Finance PLC (D)	5.750	08-01-22	3,425,000	3,253,178
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	13,440,000	13,873,267
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	6,680,000	6,806,920
Laureate Education, Inc. (D)	8.250	05-01-25	8,575,000	9,336,031
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (D)	6.000	03-15-22	10,710,000	10,977,750
Eldorado Resorts, Inc.	6.000	09-15-26	6,670,000	7,295,313
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,739,075
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	7,593,000	8,014,412
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	6,962,000	7,397,125
International Game Technology PLC (D)	6.500	02-15-25	11,430,000	12,544,425
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	11,775,000	12,510,938
Resorts World Las Vegas LLC (D)	4.625	04-16-29	16,090,000	16,997,695
Twin River Worldwide Holdings, Inc. (A)(D)	6.750	06-01-27	9,782,000	10,307,783
Waterford Gaming LLC (D)(E)(F)	8.625	09-15-14	440,015	0
Internet and direct marketing retail 1.0%
Amazon.com, Inc.	3.150	08-22-27	35,531,000	38,208,946
Amazon.com, Inc.	4.050	08-22-47	21,490,000	26,373,226
Expedia Group, Inc.	3.800	02-15-28	35,230,000	37,326,825
Expedia Group, Inc.	5.000	02-15-26	31,402,000	35,400,361
GrubHub Holdings, Inc. (D)	5.500	07-01-27	1,300,000	1,358,500
QVC, Inc.	4.375	03-15-23	16,878,000	17,630,675
QVC, Inc.	5.125	07-02-22	8,874,000	9,372,518
QVC, Inc.	5.450	08-15-34	10,129,000	10,333,760
Leisure products 0.1%
Diamond Sports Group LLC (A)(D)	6.625	08-15-27	8,665,000	9,076,588
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	38,259,000	40,771,289
Consumer staples 0.9%				152,478,874

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	19,199,000	22,318,331
Constellation Brands, Inc.	3.200	02-15-23	15,907,000	16,412,109
Keurig Dr Pepper, Inc.	3.551	05-25-21	29,779,000	30,462,594
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	13,623,000	13,766,393
Simmons Foods, Inc. (A)(D)	5.750	11-01-24	9,570,000	9,067,575
Food products 0.2%
Conagra Brands, Inc.	3.800	10-22-21	9,003,000	9,262,638
Kraft Heinz Foods Company (D)	4.875	02-15-25	13,957,000	14,403,531
Post Holdings, Inc. (D)	5.500	12-15-29	8,311,000	8,786,472

8 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.2%
Natura Cosmeticos SA (A)(D)	5.375	02-01-23	19,930,000	$20,844,787
Walnut Bidco PLC (D)	9.125	08-01-24	6,925,000	7,154,444
Energy 5.6%				952,215,242

Energy equipment and services 0.4%
Archrock Partners LP	6.000	10-01-22	15,668,000	15,917,905
CSI Compressco LP (A)	7.250	08-15-22	22,194,000	19,697,175
CSI Compressco LP (D)	7.500	04-01-25	16,338,000	15,970,395
Inkia Energy, Ltd. (D)	5.875	11-09-27	4,600,000	4,778,296
Tervita Corp. (D)	7.625	12-01-21	11,842,000	12,019,630
Oil, gas and consumable fuels 5.2%
Andeavor Logistics LP	4.250	12-01-27	7,928,000	8,389,906
Andeavor Logistics LP	5.250	01-15-25	10,432,000	10,969,593
Andeavor Logistics LP	6.375	05-01-24	12,574,000	13,183,839
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	29,760,000	32,847,600
Chesapeake Energy Corp. (A)	7.500	10-01-26	8,772,000	6,008,820
Cimarex Energy Company	4.375	06-01-24	12,404,000	13,080,176
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	9,460,000	10,053,755
Columbia Pipeline Group, Inc.	4.500	06-01-25	11,290,000	12,250,105
Continental Resources, Inc.	5.000	09-15-22	29,421,000	29,682,817
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (A)(G)	7.375	12-15-22	27,119,000	25,966,443
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	5,996,543
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	27,625,000	25,553,125
Diamondback Energy, Inc.	4.750	11-01-24	10,922,000	11,249,660
Enable Midstream Partners LP	3.900	05-15-24	19,092,000	19,631,702
Enable Midstream Partners LP	4.950	05-15-28	25,450,000	27,015,470
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,627,000	20,685,787
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	16,842,000	17,557,785
Energy Transfer Operating LP	4.200	04-15-27	8,447,000	8,974,336
Energy Transfer Operating LP	4.250	03-15-23	24,548,000	25,782,470
Energy Transfer Operating LP	5.150	03-15-45	16,455,000	17,543,881
Energy Transfer Operating LP	5.875	01-15-24	17,180,000	19,222,701
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	31,412,000	31,019,350
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,636,427
Kinder Morgan Energy Partners LP	7.750	03-15-32	10,785,000	14,735,428
Kinder Morgan, Inc.	3.150	01-15-23	10,487,000	10,775,393
MPLX LP	4.000	03-15-28	17,215,000	18,045,822
MPLX LP	4.800	02-15-29	8,470,000	9,421,667
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	44,233,000	44,321,466
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,647,278
Newfield Exploration Company	5.625	07-01-24	16,709,000	18,394,862
ONEOK Partners LP	5.000	09-15-23	6,508,000	7,085,363
Parsley Energy LLC (D)	5.625	10-15-27	13,410,000	13,812,300
Petrobras Global Finance BV	5.750	02-01-29	9,183,000	9,945,189
Petrobras Global Finance BV	6.900	03-19-49	10,625,000	12,064,688
Petrobras Global Finance BV	7.375	01-17-27	26,243,000	31,153,328
Petroleos Mexicanos	4.875	01-24-22	16,153,000	16,415,486
Petroleos Mexicanos	5.375	03-13-22	4,020,000	4,110,450
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,415,000	14,236,726
Sabine Pass Liquefaction LLC	5.000	03-15-27	14,864,000	16,416,620
Sabine Pass Liquefaction LLC	5.750	05-15-24	23,305,000	26,015,049

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.875	06-30-26	8,155,000	$9,374,216
SM Energy Company (A)	6.625	01-15-27	3,205,000	2,724,250
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,214,000	25,058,208
Sunoco Logistics Partners Operations LP	5.400	10-01-47	15,951,000	17,791,323
Tallgrass Energy Partners LP (A)(D)	4.750	10-01-23	12,655,000	12,544,269
Targa Resources Partners LP	5.875	04-15-26	13,270,000	13,900,325
Teekay Offshore Partners LP (A)(D)	8.500	07-15-23	13,405,000	13,170,681
The Williams Companies, Inc.	3.700	01-15-23	18,956,000	19,665,199
The Williams Companies, Inc.	3.750	06-15-27	21,304,000	22,235,211
The Williams Companies, Inc.	4.550	06-24-24	24,645,000	26,692,381
The Williams Companies, Inc.	5.750	06-24-44	16,220,000	19,437,130
WPX Energy, Inc.	5.250	09-15-24	5,040,000	5,115,600
YPF SA (D)	8.500	07-28-25	14,190,000	9,223,642
Financials 11.8%				2,024,556,104

Banks 6.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(G)	6.750	06-15-26	10,920,000	12,066,600
Banco Santander SA	4.379	04-12-28	17,655,000	19,418,545
Bank of America Corp.	3.950	04-21-25	23,346,000	24,926,650
Bank of America Corp.	4.200	08-26-24	10,787,000	11,641,870
Bank of America Corp.	4.450	03-03-26	29,257,000	32,217,094
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (G)	6.300	03-10-26	32,565,000	36,757,744
Barclays Bank PLC (D)	10.179	06-12-21	8,040,000	9,015,571
Barclays PLC	4.375	01-12-26	13,125,000	13,873,570
BPCE SA (D)	4.500	03-15-25	18,276,000	19,595,866
BPCE SA (D)	5.700	10-22-23	15,370,000	16,988,405
Citigroup, Inc.	2.350	08-02-21	30,010,000	30,203,321
Citigroup, Inc.	4.600	03-09-26	34,538,000	38,011,099
Citigroup, Inc.	5.500	09-13-25	10,611,000	12,161,485
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (G)	6.250	08-15-26	24,848,000	27,829,760
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(G)	7.875	01-23-24	15,155,000	16,766,897
Danske Bank A/S (D)	5.000	01-12-22	15,789,000	16,652,053
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(G)	5.100	06-30-23	12,369,000	12,424,413
Freedom Mortgage Corp. (D)	8.125	11-15-24	14,459,000	12,579,330
Freedom Mortgage Corp. (D)	8.250	04-15-25	5,630,000	4,898,100
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	28,600,000	30,001,905
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (G)	6.375	09-17-24	6,870,000	7,037,491
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (A)(G)	6.875	06-01-21	17,805,000	18,655,189
Huntington Bancshares, Inc.	2.625	08-06-24	30,150,000	30,737,593
ING Bank NV (D)	5.800	09-25-23	15,659,000	17,379,659
ING Groep NV	3.550	04-09-24	15,577,000	16,333,092
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (G)	6.500	04-16-25	7,180,000	7,478,688
JPMorgan Chase & Co.	2.400	06-07-21	34,835,000	35,050,423
JPMorgan Chase & Co.	2.950	10-01-26	20,684,000	21,456,715
JPMorgan Chase & Co.	3.200	06-15-26	4,217,000	4,419,965
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	40,715,000	41,679,814
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (G)	6.750	02-01-24	25,280,000	28,155,600
Lloyds Banking Group PLC	4.450	05-08-25	42,515,000	45,832,738
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(G)	7.500	06-27-24	18,190,000	18,803,913

10 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(G)	5.125	11-01-26	12,827,000	$13,436,283
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.778	12-01-21	9,230,000	9,227,009
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	39,440,000	40,462,937
Regions Financial Corp.	2.750	08-14-22	32,745,000	33,321,312
Santander Holdings USA, Inc.	3.400	01-18-23	16,544,000	17,019,520
Santander Holdings USA, Inc.	3.500	06-07-24	34,350,000	35,529,820
Santander Holdings USA, Inc.	3.700	03-28-22	26,295,000	26,981,861
Santander Holdings USA, Inc.	4.450	12-03-21	18,824,000	19,640,004
Santander UK Group Holdings PLC (D)	4.750	09-15-25	14,920,000	15,579,704
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)(G)	7.375	09-13-21	17,145,000	18,023,681
SunTrust Bank	2.450	08-01-22	21,802,000	22,058,073
The PNC Financial Services Group, Inc.	3.500	01-23-24	13,493,000	14,335,746
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (G)	4.850	06-01-23	15,854,000	16,091,810
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (G)	6.750	08-01-21	34,383,000	37,023,614
The Royal Bank of Scotland Group PLC	3.875	09-12-23	20,565,000	21,183,443
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (G)	8.625	08-15-21	35,211,000	37,279,646
The Toronto-Dominion Bank	3.250	03-11-24	21,454,000	22,574,737
Wells Fargo & Company (3 month LIBOR + 3.770%) (A)(C)(G)	6.180	12-15-19	15,982,000	16,101,865
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (G)	5.875	06-15-25	51,977,000	57,319,716
Capital markets 1.3%
Ares Capital Corp.	3.625	01-19-22	16,362,000	16,655,316
Cantor Fitzgerald LP (D)	4.875	05-01-24	23,925,000	25,360,767
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(D)(G)	7.500	12-11-23	10,145,000	11,192,979
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(G)	7.500	07-17-23	17,955,000	19,123,871
Lazard Group LLC	4.375	03-11-29	13,500,000	14,845,975
Macquarie Bank, Ltd. (D)	4.875	06-10-25	17,725,000	19,226,338
Morgan Stanley	3.875	01-27-26	15,446,000	16,698,924
Stifel Financial Corp.	4.250	07-18-24	12,363,000	13,089,702
The Goldman Sachs Group, Inc.	3.850	01-26-27	45,411,000	48,491,642
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	27,860,000	28,252,850
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(G)	7.000	01-31-24	16,228,000	17,201,680
Consumer finance 1.1%
Ally Financial, Inc.	5.125	09-30-24	27,728,000	30,986,040
American Express Company	2.500	08-01-22	29,910,000	30,330,468
Capital One Financial Corp.	3.500	06-15-23	15,740,000	16,439,085
Capital One Financial Corp.	3.900	01-29-24	15,290,000	16,235,827
Credit Acceptance Corp.	6.125	02-15-21	11,504,000	11,561,520
Credito Real SAB de CV (A)(D)	7.250	07-20-23	6,865,000	7,165,412
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(G)	9.125	11-29-22	9,375,000	9,539,156
Discover Financial Services	3.950	11-06-24	26,808,000	28,578,046
Discover Financial Services	4.100	02-09-27	6,489,000	6,986,581
Discover Financial Services	5.200	04-27-22	2,815,000	3,027,121
Enova International, Inc. (D)	8.500	09-01-24	3,051,000	2,936,588
Enova International, Inc. (D)	8.500	09-15-25	15,597,000	14,973,120
Springleaf Finance Corp. (A)	6.875	03-15-25	5,750,000	6,519,063

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial	2.850	07-25-22	7,515,000	$7,616,405
Diversified financial services 0.7%
Allied Universal Holdco LLC (D)	6.625	07-15-26	3,713,000	3,945,063
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	9,391,000	6,315,448
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	259,725	259,907
Gogo Intermediate Holdings LLC (A)(D)	9.875	05-01-24	10,941,000	11,419,669
Jefferies Financial Group, Inc.	5.500	10-18-23	15,716,000	17,094,499
Jefferies Group LLC	4.150	01-23-30	20,135,000	20,425,296
Jefferies Group LLC	4.850	01-15-27	18,665,000	19,968,757
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	2,370,000	2,580,338
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	3,750,000	4,218,750
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	4,032,000	3,477,600
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	29,467,000	30,936,519
Insurance 1.3%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	15,355,000	15,345,787
AXA SA	8.600	12-15-30	9,222,000	13,418,010
Brighthouse Financial, Inc.	3.700	06-22-27	30,980,000	30,583,675
CNO Financial Group, Inc.	5.250	05-30-25	17,855,000	19,394,994
CNO Financial Group, Inc. (A)	5.250	05-30-29	7,570,000	8,364,850
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (A)(D)	7.800	03-07-87	25,053,000	31,692,045
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	12,313,000	14,366,932
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-68	5,570,000	7,909,400
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	15,310,000	16,764,450
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	38,111,000	40,778,770
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	19,880,000	23,264,798
Thrifts and mortgage finance 0.6%
Ladder Capital Finance Holdings LLLP (A)(D)	5.250	03-15-22	3,415,000	3,551,600
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	7,640,000	7,792,800
MGIC Investment Corp.	5.750	08-15-23	7,286,000	7,959,955
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	8,821,000	9,134,851
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	7,037,000	7,441,628
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	18,230,000	18,627,200
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (D)	3.960	07-18-30	13,550,000	14,260,295
Quicken Loans, Inc. (D)	5.750	05-01-25	15,960,000	16,638,300
Radian Group, Inc.	4.500	10-01-24	7,901,000	8,157,783
Stearns Holdings LLC (D)(E)	9.375	08-15-20	2,428,000	1,189,720
Health care 2.1%				351,825,524

Biotechnology 0.3%
Celgene Corp.	3.250	02-20-23	14,622,000	15,203,184
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	27,594,000	28,700,781
Health care providers and services 1.1%
Centene Corp. (D)	5.375	06-01-26	14,300,000	15,287,415
CVS Health Corp.	3.000	08-15-26	5,073,000	5,135,050
CVS Health Corp.	5.050	03-25-48	16,379,000	19,084,174
DaVita, Inc. (A)	5.000	05-01-25	24,471,000	24,501,589
HCA, Inc.	4.125	06-15-29	8,402,000	8,952,499
HCA, Inc.	5.250	04-15-25	15,959,000	17,812,211

12 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	06-15-26	18,243,000	$20,592,007
HCA, Inc.	7.500	02-15-22	12,880,000	14,423,153
MEDNAX, Inc. (D)	5.250	12-01-23	13,806,000	13,875,030
MEDNAX, Inc. (D)	6.250	01-15-27	12,515,000	12,264,700
Select Medical Corp. (D)	6.250	08-15-26	7,864,000	8,182,492
Team Health Holdings, Inc. (A)(D)	6.375	02-01-25	3,197,000	2,141,990
Universal Health Services, Inc. (D)	4.750	08-01-22	13,515,000	13,668,801
Universal Health Services, Inc. (D)	5.000	06-01-26	13,991,000	14,620,595
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	21,865,000	22,520,950
Bayer US Finance II LLC (D)	3.500	06-25-21	11,645,000	11,891,611
Bristol-Myers Squibb Company (D)	2.900	07-26-24	40,475,000	41,965,174
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	3,705,000	3,881,395
GlaxoSmithKline Capital PLC	3.000	06-01-24	25,229,000	26,259,230
Teva Pharmaceutical Finance Netherlands III BV (A)	6.750	03-01-28	12,905,000	10,861,493
Industrials 4.6%				793,480,401

Aerospace and defense 0.3%
Arconic, Inc.	5.125	10-01-24	18,133,000	19,323,352
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	21,100,000	22,112,800
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	11,995,000	12,864,638
Air freight and logistics 0.1%
XPO Logistics, Inc. (D)	6.500	06-15-22	11,266,000	11,513,063
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	11,068,906	11,824,912
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	13,599,405	13,729,959
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	443,900	460,413
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	2,010,597	2,041,359
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	16,563,405	17,398,201
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	20,809,705	21,746,142
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	7,165,988	7,249,114
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	07-15-29	23,339,996	25,130,174
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,794,244	8,106,014
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	16,600,556	17,742,211
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	7,217,045	7,403,966
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	10,384,000	10,714,211
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	15,568,000	16,455,687
Azul Investments LLP (A)(D)	5.875	10-26-24	13,760,000	13,656,938
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	12,120,245	12,815,947
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	767,621	775,911
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	7,772,529	8,259,867
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	8,050,606	8,541,693
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	848,428	860,645
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,031,054	5,388,259
Delta Air Lines, Inc.	3.625	03-15-22	29,065,000	29,913,152
Delta Air Lines, Inc.	3.800	04-19-23	20,208,000	21,022,207
Delta Air Lines, Inc.	4.375	04-19-28	22,850,000	24,689,490
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,500,092	3,514,092
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	24,072,921	25,613,588
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	10,635,497	10,953,499
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	19,623,789	20,648,151
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	23,282,865	23,753,179
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,081,907	5,316,183

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	17,175,000	$19,305,143
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,499,218	4,873,553
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,516,790	5,053,385
Building products 0.1%
Owens Corning	3.950	08-15-29	14,998,000	15,513,281
Commercial services and supplies 0.1%
Clean Harbors, Inc. (D)	4.875	07-15-27	2,960,000	3,130,200
IAA, Inc. (D)	5.500	06-15-27	835,000	889,275
LSC Communications, Inc. (A)(D)	8.750	10-15-23	19,591,000	14,791,205
Prime Security Services Borrower LLC (A)(D)	9.250	05-15-23	2,608,000	2,742,573
Construction and engineering 0.1%
AECOM	5.125	03-15-27	22,537,000	23,540,347
Tutor Perini Corp. (A)(D)	6.875	05-01-25	3,182,000	2,963,269
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	21,455,000	22,663,722
General Electric Company	5.550	01-05-26	26,615,000	29,502,643
Machinery 0.0%
Harsco Corp. (D)	5.750	07-31-27	5,035,000	5,217,519
Professional services 0.3%
IHS Markit, Ltd. (D)	4.000	03-01-26	22,604,000	24,032,573
IHS Markit, Ltd. (D)	4.750	02-15-25	6,967,000	7,593,333
IHS Markit, Ltd.	4.750	08-01-28	11,465,000	12,939,858
IHS Markit, Ltd. (D)	5.000	11-01-22	5,951,000	6,352,201
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	4.625	10-30-20	17,750,000	18,181,705
AerCap Ireland Capital DAC	5.000	10-01-21	16,850,000	17,668,864
Ahern Rentals, Inc. (D)	7.375	05-15-23	21,183,000	18,270,338
Aircastle, Ltd.	4.400	09-25-23	9,561,000	10,103,371
Aircastle, Ltd.	5.500	02-15-22	13,545,000	14,468,207
Ashtead Capital, Inc. (D)	4.375	08-15-27	14,575,000	14,939,375
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	12,797,000	13,586,575
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	7,348,213
United Rentals North America, Inc.	4.875	01-15-28	19,515,000	20,466,356
United Rentals North America, Inc.	5.500	07-15-25	15,160,000	15,804,300
Information technology 4.9%				832,874,461

Communications equipment 0.5%
CommScope, Inc. (A)(D)	8.250	03-01-27	22,112,000	21,669,760
Motorola Solutions, Inc.	4.600	02-23-28	31,019,000	33,630,476
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	29,710,000	30,769,756
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	3.700	02-15-22	10,760,000	11,035,616
Tech Data Corp. (A)	4.950	02-15-27	28,658,000	30,770,298
IT services 0.8%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	12,341,000	11,230,310
Fiserv, Inc.	2.750	07-01-24	17,584,000	17,966,435
Fiserv, Inc.	3.200	07-01-26	25,830,000	27,033,876
IBM Corp.	2.850	05-13-22	57,195,000	58,503,522
Tempo Acquisition LLC (D)	6.750	06-01-25	6,270,000	6,441,171
VeriSign, Inc.	4.750	07-15-27	7,792,000	8,240,040
VeriSign, Inc.	5.250	04-01-25	9,210,000	10,061,925

14 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.3%
Advanced Micro Devices, Inc. (A)	7.000	07-01-24	9,054,000	$9,416,160
Broadcom Corp.	3.875	01-15-27	47,190,000	47,222,170
KLA Corp.	4.100	03-15-29	15,416,000	17,090,640
Lam Research Corp.	3.750	03-15-26	19,502,000	20,885,304
Lam Research Corp.	4.875	03-15-49	15,594,000	19,162,862
Marvell Technology Group, Ltd.	4.875	06-22-28	23,439,000	26,452,878
Microchip Technology, Inc.	3.922	06-01-21	17,527,000	17,901,585
Microchip Technology, Inc.	4.333	06-01-23	43,063,000	45,385,434
Micron Technology, Inc.	4.185	02-15-27	45,305,000	46,740,848
Micron Technology, Inc.	4.975	02-06-26	11,033,000	11,887,191
Micron Technology, Inc.	5.327	02-06-29	39,204,000	43,397,290
NXP BV (D)	3.875	06-18-26	16,420,000	17,256,629
NXP BV (D)	4.625	06-01-23	34,485,000	36,869,593
NXP BV (D)	4.875	03-01-24	17,920,000	19,489,555
Qorvo, Inc.	5.500	07-15-26	6,239,000	6,660,257
Software 0.2%
Microsoft Corp.	4.450	11-03-45	19,695,000	25,495,377
Technology hardware, storage and peripherals 0.9%
Dell International LLC (D)	4.900	10-01-26	29,030,000	31,035,334
Dell International LLC (A)(D)	5.300	10-01-29	29,321,000	31,787,960
Dell International LLC (D)	6.020	06-15-26	18,826,000	21,246,988
Dell International LLC (D)	8.350	07-15-46	36,221,000	47,589,274
Seagate HDD Cayman (A)	4.750	01-01-25	21,660,000	22,547,947
Materials 1.2%				208,931,444

Chemicals 0.6%
Braskem Netherlands Finance BV (D)	4.500	01-10-28	16,700,000	16,669,940
Cydsa SAB de CV (D)	6.250	10-04-27	14,025,000	14,060,203
Mexichem SAB de CV (D)	5.500	01-15-48	17,715,000	18,135,908
Syngenta Finance NV (D)	4.441	04-24-23	25,935,000	27,174,800
Syngenta Finance NV (D)	5.676	04-24-48	8,210,000	8,769,900
The Chemours Company (A)	6.625	05-15-23	23,236,000	23,642,630
Construction materials 0.1%
Cemex SAB de CV (D)	6.125	05-05-25	15,185,000	15,739,404
U.S. Concrete, Inc.	6.375	06-01-24	5,025,000	5,263,688
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	14,410,000	15,049,444
Klabin Finance SA (D)	4.875	09-19-27	14,809,000	14,975,749
Trivium Packaging Finance BV (D)	5.500	08-15-26	2,070,000	2,189,025
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	13,375,000	14,462,968
Commercial Metals Company	5.375	07-15-27	5,017,000	5,004,458
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	9,625,000	8,518,125
First Quantum Minerals, Ltd. (A)(D)	7.500	04-01-25	5,100,000	4,666,500
Paper and forest products 0.1%
Norbord, Inc. (A)(D)	6.250	04-15-23	7,025,000	7,446,500
Suzano Austria GmbH	6.000	01-15-29	6,460,000	7,162,202
Real estate 1.1%				180,771,925

Equity real estate investment trusts 1.1%
American Homes 4 Rent LP	4.250	02-15-28	18,950,000	20,586,246
American Tower Corp.	2.950	01-15-25	16,023,000	16,440,239

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 15

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	3.550	07-15-27	32,300,000	$34,343,654
American Tower Corp.	3.800	08-15-29	12,980,000	13,990,446
Equinix, Inc.	5.375	05-15-27	12,381,000	13,375,566
GLP Capital LP	5.375	04-15-26	14,917,000	16,373,794
SBA Tower Trust (D)	3.722	04-09-48	26,734,000	27,787,766
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,607,915
Ventas Realty LP	3.500	02-01-25	14,229,000	14,973,357
VEREIT Operating Partnership LP	4.600	02-06-24	17,864,000	19,292,942
Utilities 1.3%				220,601,569

Electric utilities 0.6%
ABY Transmision Sur SA (D)	6.875	04-30-43	9,574,320	11,848,317
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(G)	5.250	01-29-23	24,965,000	25,932,394
Emera US Finance LP	3.550	06-15-26	9,516,000	10,043,199
Empresa Electrica Angamos SA (A)(D)	4.875	05-25-29	9,721,010	10,183,685
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	9,730,000	8,075,997
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	6,630,000	7,614,464
Vistra Operations Company LLC (D)	4.300	07-15-29	23,330,000	23,826,552
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	12,441,000	13,156,358
Independent power and renewable electricity producers 0.5%
Clearway Energy Operating LLC	5.375	08-15-24	13,749,000	14,092,725
Greenko Dutch BV (A)(D)	4.875	07-24-22	11,885,000	11,800,379
Greenko Dutch BV (D)	5.250	07-24-24	7,035,000	7,038,518
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	3,595,072	4,263,734
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	31,227,000	33,378,966
NextEra Energy Operating Partners LP (A)(D)	4.500	09-15-27	5,100,000	5,240,250
NRG Energy, Inc. (D)	3.750	06-15-24	12,190,000	12,614,230
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	10,735,000	10,821,591
CenterPoint Energy, Inc.	2.500	09-01-24	10,639,000	10,670,210
Capital preferred securities 0.0% (Cost $4,064,398)				$4,227,164
Financials 0.0%				4,227,164

Capital markets 0.0%
State Street Corp. (3 month LIBOR + 1.000%) (C)	3.410	06-01-77	5,507,000	4,227,164
Term loans (H) 0.1% (Cost $18,399,875)				$18,059,133
Financials 0.0%				4,196,625

Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.213	05-01-23	4,512,500	4,196,625
Health care 0.1%				13,862,508

Health care providers and services 0.1%
Concentra, Inc., 2018 2nd Lien Term Loan (3 month LIBOR + 6.500%)	8.960	06-01-23	13,804,941	13,862,508
Collateralized mortgage obligations 6.2% (Cost $1,060,595,470)				$1,066,195,910
Commercial and residential 4.8%				831,604,776

Americold LLC
Series 2010-ARTA, Class C (D)	6.811	01-14-29	2,150,000	2,240,507

16 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2010-ARTA, Class D (D)	7.443	01-14-29	9,783,000	$10,254,493
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (D)(I)	3.258	04-27-48	2,748,686	2,757,591
Series 2018-3, Class A1 (D)(I)	3.649	09-25-48	7,800,937	7,887,004
AOA Mortgage Trust
Series 2015-1177, Class C (D)(I)	3.110	12-13-29	6,896,000	6,956,705
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(I)	3.763	04-25-48	30,769,485	31,396,659
Series 2019-2, Class A1 (D)(I)	3.347	04-25-49	27,496,965	27,873,838
Series 2019-3, Class A1 (D)(I)	2.962	10-25-48	15,661,027	15,828,407
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (C)(D)	3.166	03-15-37	15,331,000	15,292,516
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.632	03-15-37	9,590,000	9,613,955
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	4.123	09-15-32	7,275,000	7,438,861
Series 2015-SRCH, Class D (D)(I)	5.122	08-10-35	15,371,000	17,215,349
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (D)	0.512	06-11-41	500,664	1,307
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	20,389,000	21,756,048
Series 2019-B11, Class A2	3.410	05-15-52	16,845,000	17,897,523
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	22,961,981
BRAVO Residential Funding Trust
Series 2019-NQM1, Class A1 (D)(I)	2.666	07-25-59	12,959,293	12,953,381
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (D)	3.613	10-26-48	3,332,241	3,366,500
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (D)	0.534	03-10-33	46,410,000	994,098
Series 2015-1740, Class XA IO (D)	1.023	01-10-35	123,773,000	2,660,402
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	3.516	03-15-37	12,620,000	12,651,585
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	3.945	12-15-37	6,315,000	6,338,650
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (D)(I)	3.912	04-10-28	5,190,000	5,216,944
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	4.345	07-15-32	10,166,000	10,166,002
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	4.445	11-15-36	17,654,000	17,664,956
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(D)	4.695	07-15-32	4,667,000	4,688,077
Series 2019-SMRT, Class A (D)	4.149	01-10-24	6,922,000	7,522,899
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(D)	3.301	06-11-32	5,712,000	5,702,962
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (D)(I)	3.470	07-27-48	2,168,704	2,180,629
Series 2019-2, Class A1 (D)(I)	3.337	05-25-49	12,768,337	12,995,806
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.800	08-15-45	67,452,914	2,619,102
Series 2012-CR3 Class XA IO	2.022	10-15-45	95,567,132	4,543,252
Series 2014-CR15, Class XA IO	1.094	02-10-47	67,395,077	2,257,722
Series 2014-CR20, Class A3	3.326	11-10-47	31,015,000	32,954,883
Series 2016-CR28, Class A3	3.495	02-10-49	8,700,000	9,394,088
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.588	05-10-51	225,351,169	7,966,885
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (I)	4.934	12-10-44	3,986,000	4,178,895
Series 2013-300P, Class D (D)(I)	4.540	08-10-30	18,343,000	19,404,095
Series 2013-LC13, Class B (D)(I)	5.009	08-10-46	6,206,000	6,763,793

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-PANW, Class A (D)	3.244	10-10-29	7,194,000	$7,554,824
Core Industrial Trust
Series 2015-CALW, Class XA IO (D)	0.939	02-10-34	168,808,473	2,741,821
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class AX IO (D)	0.879	02-15-38	428,440	10
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(D)	3.795	05-15-36	37,265,000	37,404,964
CSMC Trust
Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	26,240,000	26,235,752
Galton Funding Mortgage Trust
Series 2018-1, Class A43 (D)(I)	3.500	11-25-57	5,653,447	5,729,398
GCAT LLC
Series 2019-NQM1, Class A1 (D)	2.985	02-25-59	28,714,906	29,151,306
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO (D)	0.011	06-10-48	70,499	0
Great Wolf Trust
Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(D)	5.295	09-15-34	3,855,000	3,857,364
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (D)	1.499	08-10-44	14,025,458	262,370
Series 2012-GC17, Class XA IO	2.357	05-10-45	85,022,625	2,965,181
Series 2015-590M, Class C (D)(I)	3.932	10-10-35	6,950,000	7,307,706
Series 2016-RENT, Class D (D)(I)	4.202	02-10-29	12,981,000	13,144,084
Series 2017-485L, Class C (D)(I)	4.115	02-10-37	6,600,000	6,980,651
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (C)(D)	3.995	07-15-32	3,487,000	3,488,091
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (C)(D)	4.695	07-15-32	1,755,000	1,740,435
Series 2019-GC39, Class A2	3.457	05-10-52	23,820,000	25,402,117
Series 2019-GC40, Class A2	2.971	07-10-52	20,410,000	21,363,941
Series 2005-GG4, Class XC IO (D)	1.590	07-10-39	10,319	14
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	33,959,374	572,290
Series 2007-4, Class ES IO	0.350	07-19-47	33,382,762	482,651
Series 2007-6, Class ES IO (D)	0.343	08-19-37	29,494,715	419,241
Hilton Orlando Trust
Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	3.895	12-15-34	6,995,000	6,992,678
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(D)	6.260	08-05-34	5,240,000	5,229,484
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	7,679,000	8,117,134
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	6,867,000	7,082,424
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.027	07-25-35	45,321,372	2,420,093
Series 2005-AR8, Class AX2 IO	1.069	05-25-35	38,018,214	2,487,669
Series 2005-AR18, Class 1X IO	0.953	10-25-36	20,006,579	1,373,918
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.279	05-15-48	18,680,000	19,493,839
Series 2013-IRV, Class XA IO (D)	1.211	05-15-48	12,895,508	264,950
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.733	08-15-46	10,613,804	209,404
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (D)	1.135	02-15-46	9,429,337	107,661
Series 2011-C4, Class XA IO (D)	1.367	07-15-46	7,151,937	110,424
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	83,929,161	3,028,038
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(D)	3.105	06-15-35	7,573,405	7,573,834
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(D)	3.545	05-15-36	9,440,000	9,441,424
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (D)	0.010	07-12-38	3,061,714	196
Series 2006-C2, Class X IO (D)	0.548	08-12-43	0	0

18 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (D)	1.601	08-15-45	12,804,321	$431,492
Series 2012-C6, Class XA IO (D)	1.768	11-15-45	7,572,820	304,633
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (D)	0.804	07-15-49	9,311,499	65,910
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.595	11-15-34	15,867,000	15,876,939
MSCG Trust
Series 2016-SNR, Class D (D)	6.550	11-15-34	9,656,850	9,939,860
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.917	11-15-32	4,795,000	4,914,593
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	7,332,000	8,228,827
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	5,035,000	5,200,038
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.182	12-25-45	15,433,221	1,234,085
Seasoned Credit Risk Transfer Trust
Series 2019-2, Class MA	3.500	08-25-58	25,349,981	26,791,485
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (D)(I)	3.793	03-25-48	4,607,950	4,685,633
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	3,520,000	3,712,693
Verus Securitization Trust
Series 2018-3, Class A1 (D)(I)	4.108	10-25-58	19,156,207	19,400,355
VNDO Mortgage Trust
Series 2013-PENN, Class D (D)(I)	4.079	12-13-29	16,804,000	16,975,406
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(I)	2.800	03-18-28	14,886,000	14,837,235
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	3.845	12-15-34	5,170,000	5,149,593
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class B (I)	4.624	08-15-46	2,704,000	2,898,584
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (D)	0.970	02-15-44	35,114,186	303,769
Series 2011-C3, Class XA IO (D)	1.493	03-15-44	21,753,975	383,316
Series 2012-C10, Class XA IO (D)	1.700	12-15-45	8,863,072	375,466
Series 2012-C9, Class XA IO (D)	2.062	11-15-45	57,330,432	2,825,903
Series 2013-C16, Class B (I)	5.194	09-15-46	3,216,000	3,520,516
Series 2013-C16, Class XA IO	0.893	09-15-46	11,269,616	252,714
U.S. Government Agency 1.4%				234,591,134

Federal Home Loan Mortgage Corp.
Series 4482, Class MA	2.000	04-15-31	304,173	304,351
Series K005, Class AX IO	1.631	11-25-19	61,923,426	15,927
Series K006, Class BX1 IO	5.540	02-25-20	4,455,471	90,280
Series K010, Class X1 IO	0.288	10-25-20	28,095,108	39,972
Series K011, Class X1 IO	0.323	11-25-20	45,817,383	109,678
Series K014, Class X1 IO	1.323	04-25-21	37,501,282	593,255
Series K015, Class X1 IO	1.726	07-25-21	38,074,563	947,996
Series K017, Class X1 IO	1.445	12-25-21	168,494,596	4,076,373
Series K018, Class X1 IO	1.455	01-25-22	101,474,030	2,475,976
Series K021, Class X1 IO	1.564	06-25-22	33,773,269	1,162,405
Series K022, Class X1 IO	1.346	07-25-22	138,072,066	4,077,724
Series K024, Class X1 IO	0.950	09-25-22	10,093,245	221,505
Series K026, Class X1 IO	1.108	11-25-22	15,476,631	410,251
Series K038, Class X1 IO	1.307	03-25-24	4,657,111	205,461
Series K040, Class A2	3.241	09-25-24	7,410,000	7,884,143
Series K043, Class A2	3.062	12-25-24	12,115,000	12,815,178
Series K715, Class X1 IO	1.233	01-25-21	14,217,776	161,483
Series K718, Class X1 IO	0.729	01-25-22	13,180,539	163,892
Series KAIV, Class X1 IO	1.252	06-25-21	23,076,515	370,323

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series KIR3, Class A1	3.038	08-25-27	34,135,000	$36,155,792
Series KS01, Class X1 IO	1.435	01-25-23	13,100,088	353,286
Series KS03, Class X IO	0.416	08-25-25	37,853,370	362,367
Series T-41, Class 3A (I)	5.411	07-25-32	1,169	1,303
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	176	200
Series 2012-M5, Class X IO	0.623	02-25-22	20,377,211	202,348
Series 2012-MB, Class X1 IO	2.937	12-25-19	284,051	21
Series 2013-100, Class CA	4.000	03-25-39	510,957	523,488
Series 2014-28, Class BD	3.500	08-25-43	960,307	1,011,555
Government National Mortgage Association
Series 2008-90, Class IO	1.876	12-16-50	2,640,219	589,161
Series 2012-114, Class IO	0.767	01-16-53	24,559,750	1,134,103
Series 2012-120, Class IO	0.780	02-16-53	10,283,565	501,898
Series 2012-125, Class IO	0.386	02-16-53	12,790,622	351,133
Series 2012-70, Class IO	0.442	08-16-52	6,337,987	92,177
Series 2013-63, Class IO	0.794	09-16-51	14,796,542	759,831
Series 2016-174, Class IO	0.913	11-16-56	47,113,948	3,571,190
Series 2017-109, Class IO	0.610	04-16-57	97,796,823	5,147,017
Series 2017-124, Class IO	0.706	01-16-59	125,894,839	7,939,948
Series 2017-135, Class IO	0.839	10-16-58	86,935,645	5,783,515
Series 2017-140, Class IO	0.609	02-16-59	74,061,221	4,290,596
Series 2017-159, Class IO	0.544	06-16-59	100,370,800	5,300,170
Series 2017-169, Class IO	0.733	01-16-60	180,276,446	11,079,376
Series 2017-20, Class IO	0.747	12-16-58	192,812,231	11,488,312
Series 2017-22, Class IO	1.022	12-16-57	39,338,175	3,293,966
Series 2017-41, Class IO	0.792	07-16-58	66,374,786	4,328,519
Series 2017-46, Class IO	0.620	11-16-57	87,412,170	4,976,226
Series 2017-61, Class IO	0.769	05-16-59	55,142,788	3,810,394
Series 2017-74, Class IO	0.776	09-16-58	123,879,434	7,119,859
Series 2017-89, Class IO	0.766	07-16-59	123,623,888	8,500,230
Series 2018-081, Class IO	0.448	01-16-60	45,961,382	2,555,742
Series 2018-114, Class IO	0.540	04-16-60	187,081,522	11,305,711
Series 2018-158, Class IO	0.727	05-16-61	149,825,529	11,382,126
Series 2018-35, Class IO	0.526	03-16-60	136,994,803	7,540,112
Series 2018-43, Class IO	0.576	05-16-60	216,536,487	12,577,500
Series 2018-68, Class IO	0.478	01-16-60	24,874,908	1,308,040
Series 2018-69, Class IO	0.536	04-16-60	104,048,388	6,226,859
Series 2018-9, Class IO	0.558	01-16-60	107,195,586	5,981,792
Series 2018-99, Class IO	0.517	06-16-60	187,876,143	10,919,098
Asset backed securities 8.9% (Cost $1,485,124,923)				$1,514,052,804
Asset backed securities 8.9%				1,514,052,804

AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	2.553	06-22-37	8,241,617	7,914,652
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (C)	2.332	08-25-37	31,718,073	30,774,124
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.432	05-25-36	10,924,532	10,740,405
Ally Master Owner Trust
Series 2018-1, Class A2	2.700	01-17-23	50,335,000	50,833,166
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	9,055,000	9,370,999
Series 2018-3, Class C	3.740	10-18-24	8,303,000	8,714,936
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class A6 (I)	6.510	08-25-27	4	4

20 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-07-49	26,903,000	$27,640,680
Arby’s Funding LLC
Series 2015-1A, Class A2 (D)	4.969	10-30-45	21,107,625	21,818,741
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (D)	3.450	03-20-23	17,091,000	17,607,386
Series 2019-3A, Class A (D)	2.360	03-20-26	20,570,000	20,675,364
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	11,988,987	12,272,485
CLI Funding LLC
Series 2018-1A, Class A (D)	4.030	04-18-43	19,810,260	20,494,636
CNH Equipment Trust
Series 2018-B, Class A3	3.190	11-15-23	20,219,000	20,648,975
Coinstar Funding LLC
Series 2017-1A, Class A2 (D)	5.216	04-25-47	19,901,900	20,592,259
Collegiate Funding Services Education Loan Trust
Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (C)	2.530	03-28-35	10,424,000	10,056,609
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	88,002	51,672
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.559	02-25-35	1,184,595	1,186,757
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	9,334,733	9,530,482
Series 2017-1A, Class A2II (D)	4.030	11-20-47	8,709,863	9,085,606
Series 2019-1A, Class A2I (D)	3.787	05-20-49	51,316,388	53,317,213
Dell Equipment Finance Trust
Series 2018-2, Class A3 (D)	3.370	10-22-23	15,000,000	15,266,949
DLL LLC
Series 2018-ST2, Class A3 (D)	3.460	01-20-22	14,375,000	14,586,916
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	32,638,900	34,489,199
Driven Brands Funding LLC
Series 2015-1A, Class A2 (D)	5.216	07-20-45	27,989,500	28,879,566
Enterprise Fleet Financing LLC
Series 2018-3, Class A2 (D)	3.380	05-20-24	19,618,000	19,891,942
Evergreen Credit Card Trust
Series 2018-1, Class A (D)	2.950	03-15-23	28,275,000	28,714,063
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (D)	3.857	04-30-47	7,653,825	7,704,876
Ford Credit Auto Owner Trust
Series 2015-1, Class A (D)	2.120	07-15-26	39,230,000	39,213,786
Series 2018-B, Class A3	3.240	04-15-23	18,643,000	19,060,173
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	39,255,000	40,605,494
Series 2019-2, Class A	3.320	04-15-26	32,163,000	33,700,359
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (D)	2.900	04-15-26	28,720,000	29,812,876
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.332	08-25-44	42,647,938	41,499,523
Golden Credit Card Trust
Series 2018-1A, Class A (D)	2.620	01-15-23	25,180,000	25,402,631
Series 2018-4A, Class A (D)	3.440	10-15-25	22,572,000	23,956,411
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	19,012,029	19,112,937
Series 2018-AA, Class A (D)	3.540	02-25-32	6,478,819	6,713,644
Honda Auto Receivables Owner Trust
Series 2017-3, Class A4	1.980	11-20-23	6,545,000	6,556,219
Jack In The Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	10,650,000	11,181,755
Series 2019-1A, Class A2I (D)	3.982	08-25-49	12,305,000	12,586,292

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.496	10-27-42	12,225,794	$11,762,091
MelTel Land Funding LLC
Series 2019-1A, Class A (D)	3.768	04-15-49	11,089,000	11,424,758
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (D)(I)	3.500	08-25-58	8,248,781	8,499,810
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (D)	2.210	10-17-22	16,038,000	16,048,721
Series 2019-A, Class A3 (D)	3.270	11-13-23	14,642,000	14,943,892
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	534,776	534,248
Series 2015-1A, Class A (D)	2.520	12-20-32	1,474,250	1,474,971
Series 2018-1A, Class A (D)	3.450	01-21-36	16,082,155	16,661,773
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	19,489,914	20,281,913
Nelnet Student Loan Trust
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (C)(D)	2.598	08-23-36	29,860,000	28,958,392
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	10,994,393	11,180,149
Series 2018-FNT2, Class A (D)	3.790	07-25-54	6,526,429	6,665,939
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (D)	3.220	02-15-23	6,055,000	6,143,499
Series 2018-2A, Class A2 (D)	3.690	10-15-23	16,070,000	16,592,833
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	14,785,000	14,797,963
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	5,018,408	5,047,403
Series 2018-PLS2, Class A (D)	3.265	02-25-23	17,830,357	17,972,918
OneMain Financial Issuance Trust
Series 2016-2A, Class C (D)	5.670	03-20-28	3,483,000	3,516,223
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	7,463,000	7,699,121
PFS Financing Corp.
Series 2018-B, Class A (D)	2.890	02-15-23	16,650,000	16,811,900
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	5,819,303	5,988,869
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	10,895,000	11,022,043
Series 2018-3, Class C	3.510	08-15-23	21,225,000	21,533,588
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (D)	3.230	10-20-24	8,135,000	8,277,609
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	18,015,000	18,426,931
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (D)	3.500	06-20-35	5,394,872	5,570,958
Series 2018-3A, Class D (D)	5.200	09-20-35	4,443,959	4,504,706
Series 2019-1A, Class A (D)	3.200	01-20-36	10,076,198	10,396,129
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (C)	2.700	06-15-39	5,185,585	5,083,147
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	7,281,244	7,335,233
Series 2019-B, Class A2A (D)	2.840	06-15-37	26,747,000	27,419,465
Sonic Capital LLC
Series 2016-1A, Class A2 (D)	4.472	05-20-46	3,542,327	3,589,653
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (C)	3.730	02-25-35	1,946,289	1,953,059
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(D)	2.446	10-28-37	34,265,207	33,518,788
Taco Bell Funding LLC
Series 2016-1A, Class A2II (D)	4.377	05-25-46	2,688,125	2,740,758

22 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-1A, Class A2I (D)	4.318	11-25-48	24,743,025	$25,776,294
TAL Advantage V LLC
Series 2014-1A, Class A (D)	3.510	02-22-39	2,180,250	2,201,503
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.987	10-25-53	4,950,000	5,116,968
Series 2015-2, Class 1M2 (D)(I)	3.806	11-25-60	10,860,000	11,117,658
Series 2016-5, Class A1 (D)(I)	2.500	10-25-56	8,359,395	8,363,624
Series 2017-1, Class A1 (D)(I)	2.750	10-25-56	3,024,672	3,041,870
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	3,139,708	3,166,856
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	7,446,723	7,573,144
Series 2018-3, Class A1 (D)(I)	3.750	05-25-58	11,445,537	11,946,010
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	19,611,590	20,003,311
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	4,744,946	4,834,897
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	31,706,144	32,720,715
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	17,036,787	17,867,994
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (D)	3.270	11-25-31	58,439,000	60,274,575
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	12,815,000	12,833,891
Triton Container Finance V LLC
Series 2018-1A, Class A (D)	3.950	03-20-43	16,913,458	17,418,724
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 (D)	4.072	02-16-43	12,504,575	13,005,477
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	10,451,774	10,478,898
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month LIBOR + 0.240%) (C)(D)	2.515	04-25-40	2,682,488	2,514,191
Westgate Resorts LLC
Series 2015-2A, Class B (D)	4.000	07-20-28	1,011,900	1,009,852
Series 2016-1A, Class A (D)	3.500	12-20-28	1,272,936	1,278,378
Series 2017-1A, Class A (D)	3.050	12-20-30	4,083,220	4,102,695
Westlake Automobile Receivables Trust
Series 2019-1A, Class C (D)	4.050	03-15-24	10,588,000	10,763,064

			Shares	Value
Preferred securities 0.1% (Cost $25,501,917)				$26,661,578
Consumer staples 0.0%				2,460,708

Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)			28,284	2,460,708
Financials 0.1%				13,007,031

Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (C)			377,982	9,903,128
Wells Fargo & Company, Series L, 7.500%			2,139	3,103,903
Utilities 0.0%				11,193,839

Electric utilities 0.0%
The Southern Company, 6.750%			38,814	2,016,775
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%			24,838	2,532,234
DTE Energy Company, 6.500%			116,863	6,644,830

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND 23

		Yield (%)		Shares	Value
Securities lending collateral 2.3% (Cost $398,701,273)					$398,726,075
John Hancock Collateral Trust (J)		2.1920	(K)	39,845,513	398,726,075

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 0.9% (Cost $149,634,010)					$149,637,000
U.S. Government Agency 0.2%					27,386,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19		13,682,000	13,682,000
Federal Home Loan Bank Discount Note	1.900	09-03-19		13,704,000	13,704,000

				Par value^	Value
Repurchase agreement 0.7%					122,251,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $114,972,076 on 9-3-19, collateralized by $10,121,500 U.S. Treasury Bills, 0.000% due 12-26-19 (valued at $10,057,977, including interest) and $103,770,200 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $107,213,543, including interest)				114,945,000	114,945,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $7,306,852 on 9-3-19, collateralized by $7,315,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $7,452,463, including interest)				7,306,000	7,306,000
Total investments (Cost $16,828,809,863) 101.9%					$17,433,791,189
Other assets and liabilities, net (1.9%)					(328,676,736)
Total net assets 100.0%					$17,105,114,453

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 8-31-19. The value of securities on loan amounted to $390,558,178.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,979,315,427 or 23.3% of the fund’s net assets as of 8-31-19.

(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 8-31-19:

United States	89.3%
United Kingdom	2.4%
Netherlands	1.4%
Canada	1.3%
Other countries	5.6%
TOTAL	100.0%

24 JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	7,008,593,546	—	$7,008,593,546	—
Foreign government obligations	82,818,501	—	82,818,501	—
Corporate bonds	7,164,819,478	—	7,164,819,478	—
Capital preferred securities	4,227,164	—	4,227,164	—
Term loans	18,059,133	—	18,059,133	—
Collateralized mortgage obligations	1,066,195,910	—	1,066,195,910	—
Asset backed securities	1,514,052,804	—	1,514,052,804	—
Preferred securities	26,661,578	$24,200,870	2,460,708	—
Securities lending collateral	398,726,075	398,726,075	—	—
Short-term investments	149,637,000	—	149,637,000	—
Total investments in securities	$17,433,791,189	$422,926,945	$17,010,864,244	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	16,340,582	127,115,801	(103,610,870)	39,845,513	—	—	$14,827	($4,418)	$398,726,075

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

25

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	21Q1	08/19
This report is for the information of the shareholders of John Hancock Bond Fund.		10/19